                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (949) 453-0609

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                    Chicago, IL                 August 14, 2008
----------------------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       17

Form I3F Information Table Value Total: $349,803 (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
---------------------------  --------  -----------  --------  --------------------  ----------  --------  --------------------------
                             TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED   NONE
---------------------------  --------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ---------  ----
Air Transport Services
   Group, Inc.               COM       00922R105      5,590   5,590,278  SH         Sole        None      5,590,278
Berkshire Hathaway           A         084670 10 8    1,932          16  SH         Sole        None             16
Berkshire Hathaway           B         084670 20 7   20,778        5179  SH         Sole        None           5179
CompuCredit Corporation      COM       20478N 10 0   12,396   2,065,997  SH         Sole        None      2,065,997
Cryptologic Ltd.             COM       228906103     16,000   1,114,207  SH         Sole        None      1,114,207
Delta Financial Corp.        COM       247918105         27     900,002  SH         Sole        None        900,002
Fairfax Finl Hldngs Ltd      SUB VTG   303901 10 2   78,658     309,801  SH         Sole        None        309,801
Harvest Nat Res Inc.         COM       41754V 10 3   63,182   5,712,701  SH         Sole        None      5,712,701
Jackson Hewitt Tax Services  COM       468202106      7,697     629,884  SH         Sole        None        629,884
MDC Holdings Inc.            COM       552676108        730      18,701  SH         Sole        None         18,701
Pinnacle Airlines Corp.      COM       723443107     10,329   3,268,602  SH         Sole        None      3,268,602
Pinnacle Airlines Corp.      COM       723443107         25      70,800  SH   Call  Sole        None         70,800
Sears Holdings Corporation   COM       812350106     38,127     517,608  SH         Sole        None        517,608
Sears Holdings Corporation   COM       812350106         14        2500  SH   Call  Sole        None           2500

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
Ternium S.A.                 SPON ADR  880890108     74,716   1,778,944  SH         Sole        None      1,778,944
Wellcare Health Plans Inc.   COM       94946T 10 6   19,416     537,100  SH         Sole        None        537,100
Wellcare Health Plans Inc.   COM       94946T 10 6      186      15,400  SH   Put   Sole        None         15,400

                                POWER OF ATTORNEY

     Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

     (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

     (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

     This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.


By: /s/ Mohnish Pabrai
    ---------------------------------
    Mohnish Pabrai